CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	30,143,741	21,687,497
Common stock, shares outstanding	30,143,741	21,687,497